Key management personnel (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Summary of Key Management Personnel
Key management personnel compensation comprises:

	2025	2024	2023
	US$	US$	US$
Short-term employee benefits	12,794,925	12,687,272	13,599,217
Post-employment benefits	589,573	634,005	659,020
Share-based payments	10,569,238	11,143,944	11,455,666

Total	23,953,736	24,465,221	25,713,903